Shareholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of changes in warrants outstanding
	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2021	5,200,460	$2.38
Granted	426,999	3.00
Exercised	—	—
Forfeited	—	—
Outstanding at March 31, 2022	5,627,459	$2.43
Exercisable at March 31, 2022	5,627,459	$2.43

Schedule of warrant activity
	Number of Common Share Warrants	Weighted average exercise price	Weighted average life (years)	Intrinsic value of Warrants
Outstanding, January 1, 2021	2,632,278	$2.50	2.76	$—
Granted	2,568,182	2.26	3.58	—
Exercised	—	—	—	—
Canceled	—	—	—	—
Outstanding, December 31, 2021	5,200,460	$2.38	2.36	$512,500
Exercisable, December 31, 2021	5,200,460	$2.38	2.36	$512,500

Schedule of options
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2020	—	$—	—
Granted	90,000	2.50	5.0
Exercised	77,500	2.50	—
Forfeited	—	—	—
Cancelled	(12,500)	2.50	—
Expired	—	$—	—
Outstanding at December 31, 2020	—	$—	—
Exercisable at December 31, 2020